UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Brian C. Janssen

The American Funds Income Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 29, 2020

Seeking stability in
uncertain markets

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	7.03%	2.34%	2.88%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.67% for Class A shares as of the prospectus dated November 1, 2019 (as supplemented to date). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are U.S. Government Securities Fund’s results for the six months ended February 29, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMUSX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended February 29, 2020, with dividends reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 10/17/85)

U.S. Government Securities Fund (Class A shares)	3.44%	8.99%	2.51%	2.85%	5.48%
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index*	3.08	10.19	3.04	3.28	6.34
Lipper General U.S. Government Funds Average†	3.16	11.41	2.70	3.12	5.47

*	Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

The fund’s 30-day yield for Class A shares as of March 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.37%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.63%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

U.S. Government Securities Fund	1

Summary investment portfolio February 29, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	73.62%
AAA/Aaa	22.72
AA/Aa	.09
Short-term securities & other assets less liabilities	3.57
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.43%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 72.41%
U.S. Treasury 69.69%
U.S. Treasury 1.625% 2021	$100,759	$102,001
U.S. Treasury 1.75% 2021	195,621	198,326
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.811% 2021[1]	449,346	450,483
U.S. Treasury 2.00% 2021	145,000	147,751
U.S. Treasury 2.25% 2021	169,300	172,268
U.S. Treasury 1.375% 2022	802,000	808,880
U.S. Treasury 1.50% 2022	135,000	136,983
U.S. Treasury 1.625% 2022	121,000	123,173
U.S. Treasury 1.75% 2022	371,500	378,391
U.S. Treasury 1.75% 2022	132,600	134,879
U.S. Treasury 2.00% 2022	443,000	455,816
U.S. Treasury 2.125% 2022[2]	842,400	871,210
U.S. Treasury 1.50% 2023	140,000	142,370
U.S. Treasury 1.625% 2023	238,330	243,814
U.S. Treasury 2.125% 2023	132,452	138,330
U.S. Treasury 2.625% 2023	183,950	193,308
U.S. Treasury 2.625% 2023	150,000	159,595
U.S. Treasury 2.75% 2023	147,900	157,775
U.S. Treasury 2.875% 2023	277,300	296,803

2	U.S. Government Securities Fund

	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2024	$201,000	$203,784
U.S. Treasury 1.50% 2024	288,000	295,572
U.S. Treasury 1.50% 2024	218,514	224,119
U.S. Treasury 1.50% 2024	142,173	145,777
U.S. Treasury 1.75% 2024	378,000	392,447
U.S. Treasury 2.125% 2024	224,650	236,581
U.S. Treasury 2.25% 2024	106,700	112,141
U.S. Treasury 2.50% 2024	96,000	102,212
U.S. Treasury 1.375% 2025	728,000	743,309
U.S. Treasury 1.625% 2026	525,550	544,927
U.S. Treasury 1.625% 2026	105,040	108,890
U.S. Treasury 1.75% 2026	161,000	168,321
U.S. Treasury 1.875% 2026	257,500	270,792
U.S. Treasury 1.75% 2029[2]	288,500	304,174
U.S. Treasury 2.625% 2029	147,565	166,302
U.S. Treasury 2.375% 2049[2]	113,500	131,946
U.S. Treasury 2.875% 2049[2]	94,000	119,955
U.S. Treasury 0.00%–6.25% 2020–2050[2]	2,382,982	2,496,685
		12,080,090

U.S. Treasury inflation-protected securities 2.72%
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	196,057	223,205
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2050[2,3]	230,050	249,616
		472,821

Total U.S. Treasury bonds & notes		12,552,911

Mortgage-backed obligations 22.81%
Federal agency mortgage-backed obligations 22.81%
Fannie Mae Pool #BM4299 3.00% 2030[4]	177,860	184,308
Fannie Mae 0%–10.38% 2022–2050[1,4]	726,975	760,817
Freddie Mac Pool #SB8015 2.50% 2034[4]	99,996	102,698
Freddie Mac 0%–10.00% 2020–2049[1,4]	423,049	441,939
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	133,928	142,842
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[4]	144,659	151,874
Government National Mortgage Assn. Pool #MA5330 4.00% 2048[4]	126,384	133,516
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[4]	236,720	246,550
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[4]	131,965	137,815
Government National Mortgage Assn. 3.50% 2050[4,5]	476,989	493,889
Government National Mortgage Assn. 3.00%–6.50% 2029–2058[4,5]	495,647	519,449
Uniform Mortgage-Backed Security 4.50% 2050[4,5]	110,134	117,551
Uniform Mortgage-Backed Securities 2.50%–4.00% 2035–2050[4,5]	96,710	100,337
Other securities		420,060
Total mortgage-backed obligations		3,953,645

Federal agency bonds & notes 1.21%
Fannie Mae 7.125% 2030[2]	3,000	4,577
Federal Home Loan Bank 3.25%–5.50% 2023–2036	64,860	74,006
Other securities		131,043
		209,626

Total bonds, notes & other debt instruments (cost: $16,113,155,000)		16,716,182

U.S. Government Securities Fund	3

Short-term securities 7.01%	Principal amount (000)	Value (000)
Federal agency discount notes 5.28%
Federal Home Loan Bank 1.53%-1.57% due 3/3/2020–5/13/2020	$596,400	$595,170
Freddie Mac 1.51%-1.64% due 3/18/2020–5/19/2020	320,300	319,742
		914,912

U.S. Treasury bills & notes 0.93%
U.S. Treasury Bills 1.51%-1.52% due 4/2/2020–4/7/2020	161,800	161,576

Commercial paper 0.80%
Nordea Bank AB 1.56% due 3/2/2020[6]	104,400	104,386
Other securities		33,591
		137,977

Total short-term securities (cost: $1,214,194,000)		1,214,465
Total investment securities 103.44% (cost: $17,327,349,000)		17,930,647
Other assets less liabilities (3.44)%		(596,468)

Net assets 100.00%		$17,334,179

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [7]	2/29/2020 [8]	at 2/29/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	2,209	March 2020	$552,250	$544,739	$3,787
90 Day Euro Dollar Futures	Short	8,419	September 2020	(2,104,750)	(2,085,491)	(11,582)
2 Year U.S. Treasury Note Futures	Long	19,214	July 2020	3,842,800	4,194,957	32,357
5 Year U.S. Treasury Note Futures	Long	25,707	July 2020	2,570,700	3,155,534	50,395
10 Year U.S. Treasury Note Futures	Long	10,794	June 2020	1,079,400	1,454,492	26,106
10 Year Ultra U.S. Treasury Note Futures	Short	3,902	June 2020	(390,200)	(586,154)	(13,120)
20 Year U.S. Treasury Bond Futures	Long	617	June 2020	61,700	105,044	3,341
30 Year Ultra U.S. Treasury Bond Futures	Long	599	June 2020	59,900	124,293	3,721
						$95,005

4	U.S. Government Securities Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.5155%	U.S. EFFR	3/18/2020	$5,542,300	$150	$—	$150
1.5135%	U.S. EFFR	3/18/2020	5,541,300	144	—	144
1.531%	U.S. EFFR	3/18/2020	2,895,100	101	—	101
1.515%	U.S. EFFR	3/18/2020	2,621,300	70	—	70
1.538%	U.S. EFFR	4/29/2020	1,650,300	581	—	581
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(1,014)	—	(1,014)
1.454%	U.S. EFFR	12/10/2020	604,800	2,524	—	2,524
1.4555%	U.S. EFFR	12/10/2020	511,200	2,139	—	2,139
1.309%	U.S. EFFR	12/16/2020	4,308,200	6,500	—	6,500
1.33075%	U.S. EFFR	12/16/2020	4,132,400	6,460	—	6,460
1.491%	U.S. EFFR	12/16/2020	558,700	2,568	—	2,568
1.487%	U.S. EFFR	12/16/2020	551,300	2,516	—	2,516
1.4995%	U.S. EFFR	12/20/2020	1,120,000	5,351	—	5,351
1.4425%	U.S. EFFR	2/7/2021	1,180,000	6,310	—	6,310
1.426%	U.S. EFFR	2/11/2021	600,000	3,153	—	3,153
1.424%	U.S. EFFR	2/11/2021	600,000	3,141	—	3,141
2.197%	U.S. EFFR	4/15/2021	947,000	14,135	—	14,135
2.19875%	U.S. EFFR	5/7/2021	247,400	3,909	—	3,909
3-month USD-LIBOR	2.312%	5/23/2021	145,000	(2,174)	—	(2,174)
1.605%	U.S. EFFR	6/20/2021	471,073	4,686	—	4,686
1.7775%	3-month USD-LIBOR	6/21/2021	950,100	8,950	—	8,950
1.6325%	U.S. EFFR	7/18/2021	1,091,000	12,249	—	12,249
3-month USD-LIBOR	1.225%	9/22/2021	250,000	(829)	—	(829)
3-month USD-LIBOR	1.466%	10/18/2021	2,042,100	(15,434)	—	(15,434)
1.3475%	U.S. EFFR	10/24/2021	394,100	3,909	—	3,909
1.339%	U.S. EFFR	10/24/2021	264,400	2,585	—	2,585
1.355%	U.S. EFFR	10/24/2021	145,400	1,460	—	1,460
1.305%	U.S. EFFR	10/25/2021	389,100	3,587	—	3,587
1.3065%	U.S. EFFR	10/25/2021	357,000	3,300	—	3,300
1.39%	U.S. EFFR	10/31/2021	495,100	5,321	—	5,321
1.3615%	U.S. EFFR	11/1/2021	247,500	2,558	—	2,558
1.281%	U.S. EFFR	11/4/2021	247,900	2,242	—	2,242
1.411%	U.S. EFFR	11/7/2021	248,500	2,815	—	2,815
1.3925%	U.S. EFFR	11/7/2021	248,500	2,737	—	2,737
1.433%	U.S. EFFR	12/16/2021	620,600	7,809	—	7,809
1.402%	U.S. EFFR	1/14/2022	437,950	5,542	—	5,542
1.403%	U.S. EFFR	1/14/2022	414,050	5,247	—	5,247
1.395%	U.S. EFFR	1/23/2022	159,000	2,025	—	2,025
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	(2,733)	—	(2,733)
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	(6,856)	—	(6,856)
1.082%	U.S. EFFR	2/26/2022	528,700	3,813	—	3,813
1.074%	U.S. EFFR	2/26/2022	527,000	3,716	—	3,716
3-month USD-LIBOR	1.265%	2/26/2022	527,600	(3,047)	—	(3,047)
3-month USD-LIBOR	1.271%	2/26/2022	528,355	(3,114)	—	(3,114)
1.07625%	U.S. EFFR	2/27/2022	521,695	3,702	—	3,702
1.0405%	U.S. EFFR	2/27/2022	521,690	3,328	—	3,328
3-month USD-LIBOR	1.23%	2/27/2022	521,400	(2,658)	—	(2,658)
3-month USD-LIBOR	1.262%	2/27/2022	521,395	(2,988)	—	(2,988)
1.0465%	U.S. EFFR	2/28/2022	536,915	3,490	—	3,490
3-month USD-LIBOR	1.233%	2/28/2022	537,250	(2,818)	—	(2,818)
0.91%	U.S. EFFR	3/2/2022	103,330	394	—	394

U.S. Government Securities Fund	5

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
3-month USD-LIBOR	1.1225%	3/2/2022	$103,330	$(327)	$—	$(327)
U.S. EFFR	0.58625%	3/3/2022	207,900	(20)	—	(20)
3-month USD-LIBOR	0.878%	3/3/2022	208,000	(166)	—	(166)
2.197%	U.S. EFFR	4/18/2022	187,200	5,835	—	5,835
1.8475%	3-month USD-LIBOR	7/11/2022	140,700	2,953	—	2,953
2.5775%	U.S. EFFR	7/16/2022	694,646	13,756	—	13,756
3-month USD-LIBOR	1.948%	7/28/2022	360,000	(8,562)	—	(8,562)
2.009%	3-month USD-LIBOR	10/4/2022	187,000	5,118	—	5,118
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	2,329	—	2,329
1.2525%	U.S. EFFR	2/14/2023	586,311	9,568	—	9,568
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(2,412)	—	(2,412)
U.S. EFFR	2.4325%	12/21/2023	94,000	(6,284)	—	(6,284)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(3,928)	—	(3,928)
2.21875%	U.S. EFFR	3/14/2024	234,000	14,497	—	14,497
3-month USD-LIBOR	2.21079%	3/27/2024	193,154	(10,054)	—	(10,054)
3-month USD-LIBOR	2.18075%	3/29/2024	29,100	(1,479)	—	(1,479)
3-month USD-LIBOR	2.194%	3/29/2024	29,200	(1,500)	—	(1,500)
3-month USD-LIBOR	2.21875%	3/29/2024	30,700	(1,607)	—	(1,607)
3-month USD-LIBOR	2.221%	4/1/2024	30,000	(1,577)	—	(1,577)
3-month USD-LIBOR	1.7935%	7/12/2024	71,000	(2,640)	—	(2,640)
3-month USD-LIBOR	1.7372%	12/20/2024	424,000	(15,830)	—	(15,830)
3-month USD-LIBOR	1.5965%	1/23/2025	69,000	(2,125)	—	(2,125)
3-month USD-LIBOR	1.183%	2/27/2025	84,000	(926)	—	(926)
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(5,154)	—	(5,154)
1.222%	3-month USD-LIBOR	2/26/2027	247,000	3,663	—	3,663
2.91%	3-month USD-LIBOR	2/1/2028	60,800	5,328	—	5,328
2.908%	3-month USD-LIBOR	2/1/2028	60,700	5,313	—	5,313
2.925%	3-month USD-LIBOR	2/1/2028	48,600	4,294	—	4,294
2.92%	3-month USD-LIBOR	2/2/2028	45,900	4,044	—	4,044
U.S. EFFR	2.4575%	3/29/2028	53,479	(7,028)	—	(7,028)
U.S. EFFR	2.424%	3/30/2028	45,250	(5,828)	—	(5,828)
U.S. EFFR	2.412%	4/5/2028	20,571	(2,633)	—	(2,633)
U.S. EFFR	2.32625%	4/18/2029	60,500	(8,032)	—	(8,032)
3-month USD-LIBOR	1.995%	7/19/2029	45,000	(3,732)	—	(3,732)
U.S. EFFR	1.4869%	10/23/2029	44,200	(2,648)	—	(2,648)
U.S. EFFR	1.485%	10/23/2029	48,400	(2,891)	—	(2,891)
U.S. EFFR	1.446%	10/24/2029	5,400	(303)	—	(303)
U.S. EFFR	1.4495%	10/24/2029	41,500	(2,341)	—	(2,341)
U.S. EFFR	1.453%	10/24/2029	56,200	(3,189)	—	(3,189)
U.S. EFFR	1.4741%	10/24/2029	56,300	(3,306)	—	(3,306)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(4,040)	—	(4,040)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(4,946)	—	(4,946)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(4,948)	—	(4,948)
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(9,164)	—	(9,164)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(11,860)	—	(11,860)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(12,010)	—	(12,010)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(3,803)	—	(3,803)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(16,735)	—	(16,735)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(4,996)	—	(4,996)
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	(6,658)	—	(6,658)
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	19,446	—	19,446

6	U.S. Government Securities Fund

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
3-month USD-LIBOR	1.934%	12/12/2049	$45,260	$(7,439)	$—	$(7,439)
3-month USD-LIBOR	1.935%	12/17/2049	52,160	(8,585)	—	(8,585)
3-month USD-LIBOR	2.007%	12/19/2049	50,200	(9,191)	—	(9,191)
3-month USD-LIBOR	2.045%	12/27/2049	46,800	(9,025)	—	(9,025)
3-month USD-LIBOR	2.0375%	1/6/2050	81,400	(15,541)	—	(15,541)
3-month USD-LIBOR	1.961%	1/9/2050	43,600	(7,470)	—	(7,470)
1.70%	3-month USD-LIBOR	2/18/2050	171,000	17,878	—	17,878
3-month USD-LIBOR	1.678%	2/21/2050	38,940	(3,851)	—	(3,851)
					$—	$(21,210)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $107,927,000, which represented .62% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $104,386,000, which represented .60% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

U.S. Government Securities Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at February 29, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $17,327,349)		$17,930,647
Cash		19,298
Receivables for:
Sales of investments	$1,205,016
Sales of fund’s shares	119,970
Interest	62,892
Variation margin on futures contracts	60,238
Variation margin on swap contracts	82,205	1,530,321
		19,480,266
Liabilities:
Payables for:
Purchases of investments	2,016,279
Repurchases of fund’s shares	48,296
Dividends on fund’s shares	282
Investment advisory services	2,585
Services provided by related parties	1,839
Trustees’ deferred compensation	308
Variation margin on futures contracts	12,664
Variation margin on swap contracts	63,805
Other	29	2,146,087
Net assets at February 29, 2020		$17,334,179

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,768,557
Total distributable earnings		565,622
Net assets at February 29, 2020		$17,334,179

See notes to financial statements.

8	U.S. Government Securities Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,211,200 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,241,588	226,475	$14.31
Class C	194,210	13,603	14.28
Class T	10	1	14.31
Class F-1	315,849	22,067	14.31
Class F-2	763,001	53,307	14.31
Class F-3	426,400	29,788	14.31
Class 529-A	182,397	12,744	14.31
Class 529-C	29,192	2,047	14.26
Class 529-E	11,004	769	14.31
Class 529-T	11	1	14.31
Class 529-F-1	21,958	1,534	14.31
Class R-1	7,696	539	14.28
Class R-2	108,503	7,600	14.28
Class R-2E	9,533	666	14.31
Class R-3	126,668	8,852	14.31
Class R-4	145,826	10,187	14.32
Class R-5E	9,035	631	14.31
Class R-5	56,223	3,927	14.32
Class R-6	11,685,075	816,462	14.31

See notes to financial statements.

U.S. Government Securities Fund	9

Statement of operations for the six months ended February 29, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$165,014
Fees and expenses*:
Investment advisory services	$15,636
Distribution services	6,898
Transfer agent services	3,247
Administrative services	2,352
Reports to shareholders	177
Registration statement and prospectus	507
Trustees’ compensation	48
Auditing and legal	101
Custodian	18
Other	104	29,088
Net investment income		135,926

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	92,813
Futures contracts	20,856
Swap contracts	(111,030)	2,639
Net unrealized appreciation on:
Investments in unaffiliated issuers	195,184
Futures contracts	89,054
Swap contracts	177,049	461,287
Net realized gain and unrealized appreciation		463,926

Net increase in net assets resulting from operations		$599,852

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	U.S. Government Securities Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 29, 2020*	Year ended August 31, 2019
Operations:
Net investment income	$135,926	$267,960
Net realized gain	2,639	491,333
Net unrealized appreciation	461,287	244,565
Net increase in net assets resulting from operations	599,852	1,003,858

Distributions paid or accrued to shareholders	(316,352)	(283,689)

Net capital share transactions	2,133,281	2,085,705

Total increase in net assets	2,416,781	2,805,874

Net assets:
Beginning of period	14,917,398	12,111,524
End of period	$17,334,179	$14,917,398

*	Unaudited.

See notes to financial statements.

U.S. Government Securities Fund	11

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	U.S. Government Securities Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of

U.S. Government Securities Fund	13

inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the

14	U.S. Government Securities Fund

fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

U.S. Government Securities Fund	15

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,552,911	$—	$12,552,911
Mortgage-backed obligations	—	3,953,645	—	3,953,645
Federal agency bonds & notes	—	209,626	—	209,626
Short-term securities	—	1,214,465	—	1,214,465
Total	$—	$17,930,647	$—	$17,930,647

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$119,707	$—	$—	$119,707
Unrealized appreciation on interest rate swaps	—	269,239	—	269,239
Liabilities:
Unrealized depreciation on futures contracts	(24,702)	—	—	(24,702)
Unrealized depreciation on interest rate swaps	—	(290,449)	—	(290,449)
Total	$95,005	$(21,210)	$—	$73,795

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

16	U.S. Government Securities Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended,

U.S. Government Securities Fund	17

reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

18	U.S. Government Securities Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $11,441,419,000.

U.S. Government Securities Fund	19

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $54,489,979,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 29, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$119,707	Unrealized depreciation*	$24,702
Swap	Interest	Unrealized appreciation*	269,239	Unrealized depreciation*	290,449
			$388,946		$315,151

20	U.S. Government Securities Fund

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$20,856	Net unrealized appreciation on futures contracts	$89,054
Swap	Interest	Net realized loss on swap contracts	(111,030)	Net unrealized appreciation on swap contracts	177,049
			$(90,174)		$266,103

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

U.S. Government Securities Fund	21

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$95,268
Undistributed long-term capital gains	81,822

As of February 29, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$991,417
Gross unrealized depreciation on investments	(315,990)
Net unrealized appreciation on investments	675,427
Cost of investments	17,329,015

22	U.S. Government Securities Fund

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 29, 2020						Year ended August 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$38,757		$14,901		$53,658		$48,917		$—	$48,917
Class C	1,789		918		2,707		2,150		—	2,150
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	4,014		1,513		5,527		5,442		—	5,442
Class F-2	9,993		3,443		13,436		10,920		—	10,920
Class F-3	6,010		1,993		8,003		6,376		—	6,376
Class 529-A	2,229		851		3,080		2,632		—	2,632
Class 529-C	278		144		422		341		—	341
Class 529-E	125		52		177		140		—	140
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	305		103		408		355		—	355
Class R-1	83		41		124		95		—	95
Class R-2	1,001		510		1,511		1,175		—	1,175
Class R-2E	82		38		120		77		—	77
Class R-3	1,376		581		1,957		1,824		—	1,824
Class R-4	1,937		713		2,650		2,799		—	2,799
Class R-5E	82		27		109		58		—	58
Class R-5	943		330		1,273		1,376		—	1,376
Class R-6	165,429		55,761		221,190		199,012		—	199,012
Total	$234,433		$81,919		$316,352		$283,689		$—	$283,689

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2020, the investment advisory services fee was $15,636,000, which was equivalent to an annualized rate of 0.199% of average daily net assets.

U.S. Government Securities Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2020, unreimbursed expenses subject to reimbursement totaled $198,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and

24	U.S. Government Securities Fund

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

U.S. Government Securities Fund	25

For the six months ended February 29, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$4,370	$1,979		$437		Not applicable
Class C	901	120		27		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	370	209		45		Not applicable
Class F-2	Not applicable	373		100		Not applicable
Class F-3	Not applicable	11		58		Not applicable
Class 529-A	190	103		25		$53
Class 529-C	136	18		4		9
Class 529-E	25	4		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	13		3		7
Class R-1	43	5		1		Not applicable
Class R-2	376	177		15		Not applicable
Class R-2E	21	8		1		Not applicable
Class R-3	288	117		17		Not applicable
Class R-4	178	77		22		Not applicable
Class R-5E	Not applicable	5		1		Not applicable
Class R-5	Not applicable	17		9		Not applicable
Class R-6	Not applicable	11		1,585		Not applicable
Total class-specific expenses	$6,898	$3,247		$2,352		$72

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $48,000 in the fund’s statement of operations reflects $28,000 in current fees (either paid in cash or deferred) and a net increase of $20,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

26	U.S. Government Securities Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2020

Class A	$562,366	40,114	$52,986		3,816		$(261,517)	(18,718)	$353,835	25,212
Class C	32,702	2,337	2,685		194		(30,166)	(2,166)	5,221	365
Class T	—	—	—		—		—	—	—	—
Class F-1	40,916	2,929	5,474		394		(29,164)	(2,089)	17,226	1,234
Class F-2	223,768	15,983	12,971		933		(122,126)	(8,749)	114,613	8,167
Class F-3	81,655	5,836	7,576		545		(38,724)	(2,772)	50,507	3,609
Class 529-A	35,093	2,506	3,075		222		(18,930)	(1,356)	19,238	1,372
Class 529-C	4,781	343	421		30		(5,563)	(400)	(361)	(27)
Class 529-E	2,231	160	176		13		(1,011)	(73)	1,396	100
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	4,510	323	405		29		(4,411)	(317)	504	35
Class R-1	706	51	123		9		(2,558)	(184)	(1,729)	(124)
Class R-2	25,303	1,808	1,504		109		(22,058)	(1,582)	4,749	335
Class R-2E	4,001	284	120		8		(956)	(68)	3,165	224
Class R-3	28,352	2,025	1,951		141		(21,754)	(1,560)	8,549	606
Class R-4	27,200	1,940	2,646		191		(32,220)	(2,310)	(2,374)	(179)
Class R-5E	5,201	372	109		8		(733)	(53)	4,577	327
Class R-5	11,492	821	1,272		91		(19,864)	(1,430)	(7,100)	(518)
Class R-6	1,697,127	121,720	221,113		15,909		(356,975)	(25,531)	1,561,265	112,098
Total net increase (decrease)	$2,787,404	199,552	$314,607		22,642		$(968,730)	(69,358)	$2,133,281	152,836

See next page for footnotes.

U.S. Government Securities Fund	27

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2019

Class A	$676,611	49,628	$48,009		3,516		$(569,461)	(42,087)	$155,159	11,057
Class C	42,824	3,156	2,115		155		(69,855)	(5,170)	(24,916)	(1,859)
Class T	—	—	—		—		—	—	—	—
Class F-1	75,696	5,562	5,387		395		(81,990)	(5,999)	(907)	(42)
Class F-2	436,424	32,064	10,580		773		(225,289)	(16,553)	221,715	16,284
Class F-3	271,790	19,994	6,127		448		(122,710)	(9,014)	155,207	11,428
Class 529-A	49,758	3,644	2,621		192		(34,945)	(2,571)	17,434	1,265
Class 529-C	10,469	771	338		25		(15,188)	(1,119)	(4,381)	(323)
Class 529-E	3,175	233	139		10		(2,215)	(163)	1,099	80
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	10,339	755	352		26		(5,090)	(372)	5,601	409
Class R-1	3,397	249	94		7		(2,170)	(159)	1,321	97
Class R-2	33,228	2,458	1,163		85		(36,074)	(2,671)	(1,683)	(128)
Class R-2E	3,961	293	77		6		(1,597)	(117)	2,441	182
Class R-3	43,168	3,178	1,810		133		(53,401)	(3,947)	(8,423)	(636)
Class R-4	44,409	3,261	2,786		204		(62,658)	(4,619)	(15,463)	(1,154)
Class R-5E	3,729	273	57		4		(1,194)	(87)	2,592	190
Class R-5	30,588	2,245	1,377		101		(35,443)	(2,602)	(3,478)	(256)
Class R-6	1,864,994	137,029	198,717		14,547		(481,324)	(35,420)	1,582,387	116,156
Total net increase (decrease)	$3,604,560	264,793	$281,749		20,627		$(1,800,604)	(132,670)	$2,085,705	152,750

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,815,045,000 and $24,083,318,000, respectively, during the six months ended February 29, 2020.

28	U.S. Government Securities Fund

10. Ownership concentration

At February 29, 2020, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11% and 11%, respectively. CRMC is the investment adviser to the two target date retirement funds.

U.S. Government Securities Fund	29

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/29/2020[4,5]	$14.10	$.10	$.37	$.47
8/31/2019	13.38	.24	.74	.98
8/31/2018	13.89	.21	(.51)	(.30)
8/31/2017	14.10	.15	(.04)	.11
8/31/2016	14.09	.14	.26	.40
8/31/2015	13.99	.10	.15	.25
Class C:
2/29/2020[4,5]	14.06	.05	.38	.43
8/31/2019	13.34	.14	.74	.88
8/31/2018	13.86	.11	(.52)	(.41)
8/31/2017	14.07	.04	(.03)	.01
8/31/2016	14.07	.03	.25	.28
8/31/2015	13.98	(.01)	.15	.14
Class T:
2/29/2020[4,5]	14.09	.12	.38	.50
8/31/2019	13.37	.27	.74	1.01
8/31/2018	13.89	.24	(.52)	(.28)
8/31/2017[4,10]	13.71	.08	.18	.26
Class F-1:
2/29/2020[4,5]	14.10	.10	.37	.47
8/31/2019	13.37	.24	.75	.99
8/31/2018	13.89	.21	(.52)	(.31)
8/31/2017	14.10	.15	(.04)	.11
8/31/2016	14.09	.14	.26	.40
8/31/2015	13.99	.11	.15	.26
Class F-2:
2/29/2020[4,5]	14.10	.12	.37	.49
8/31/2019	13.38	.28	.73	1.01
8/31/2018	13.89	.25	(.51)	(.26)
8/31/2017	14.10	.18	(.03)	.15
8/31/2016	14.09	.18	.25	.43
8/31/2015	13.99	.14	.15	.29
Class F-3:
2/29/2020[4,5]	14.10	.13	.37	.50
8/31/2019	13.38	.30	.73	1.03
8/31/2018	13.89	.27	(.52)	(.25)
8/31/2017[4,11]	13.66	.13	.23	.36

30	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.11)	$(.15)	$(.26)	$14.31	3.44%[6]		$3,242		.68%[7]		.68%[7]		1.43%[7]
(.26)	—	(.26)	14.10	7.38		2,837		.66		.66		1.77
(.21)	—	(.21)	13.38	(2.15)		2,544		.64		.64		1.58
(.15)	(.17)	(.32)	13.89	.86		2,778		.63		.63		1.08
(.18)	(.21)	(.39)	14.10	2.88		3,029		.63		.63		.97
(.15)	—	(.15)	14.09	1.82		2,655		.65		.65		.72

(.06)	(.15)	(.21)	14.28	3.10	[6]	194		1.37	[7]	1.37	[7]	.74	[7]
(.16)	—	(.16)	14.06	6.53		186		1.41		1.41		1.01
(.11)	—	(.11)	13.34	(2.91)		201		1.42		1.42		.80
(.05)	(.17)	(.22)	13.86	.11		257		1.42		1.42		.29
(.07)	(.21)	(.28)	14.07	2.06		305		1.42		1.42		.20
(.05)	—	(.05)	14.07	1.09		260		1.42		1.42		(.05)

(.13)	(.15)	(.28)	14.31	3.59	[6,8]	—	[9]	.39	[7,8]	.39	[7,8]	1.72	[7,8]
(.29)	—	(.29)	14.09	7.64	[8]	—	[9]	.42	[8]	.42	[8]	2.01	[8]
(.24)	—	(.24)	13.37	(1.99)[8]		—	[9]	.42	[8]	.42	[8]	1.81	[8]
(.08)	—	(.08)	13.89	1.90	[6,8]	—	[9]	.16	[6,8]	.16	[6,8]	.59	[6,8]

(.11)	(.15)	(.26)	14.31	3.39	[6]	316		.63	[7]	.63	[7]	1.48	[7]
(.26)	—	(.26)	14.10	7.39		294		.65		.65		1.78
(.21)	—	(.21)	13.37	(2.17)		279		.66		.66		1.59
(.15)	(.17)	(.32)	13.89	.84		211		.66		.66		1.05
(.18)	(.21)	(.39)	14.10	2.88		246		.65		.65		1.01
(.16)	—	(.16)	14.09	1.85		146		.62		.62		.74

(.13)	(.15)	(.28)	14.31	3.60	[6]	763		.35	[7]	.35	[7]	1.75	[7]
(.29)	—	(.29)	14.10	7.68		636		.38		.38		2.06
(.25)	—	(.25)	13.38	(1.90)		386		.39		.39		1.87
(.19)	(.17)	(.36)	13.89	1.11		257		.39		.39		1.33
(.21)	(.21)	(.42)	14.10	3.15		266		.38		.38		1.30
(.19)	—	(.19)	14.09	2.09		117		.38		.38		1.01

(.14)	(.15)	(.29)	14.31	3.66	[6]	426		.25	[7]	.25	[7]	1.86	[7]
(.31)	—	(.31)	14.10	7.79		369		.27		.27		2.17
(.26)	—	(.26)	13.38	(1.79)		197		.28		.28		1.98
(.13)	—	(.13)	13.89	2.66	[6]	114		.28	[7]	.28	[7]	1.64	[7]

See end of table for footnotes.

U.S. Government Securities Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/29/2020[4,5]	$14.10	$.10		$.37	$.47
8/31/2019	13.37	.24		.74	.98
8/31/2018	13.89	.21		(.53)	(.32)
8/31/2017	14.10	.14		(.04)	.10
8/31/2016	14.09	.13		.26	.39
8/31/2015	13.99	.09		.15	.24
Class 529-C:
2/29/2020[4,5]	14.05	.05		.37	.42
8/31/2019	13.33	.13		.74	.87
8/31/2018	13.84	.10		(.51)	(.41)
8/31/2017	14.06	.04		(.04)	— [12]
8/31/2016	14.06	.02		.26	.28
8/31/2015	13.97	(.01)		.15	.14
Class 529-E:
2/29/2020[4,5]	14.10	.09		.36	.45
8/31/2019	13.37	.21		.74	.95
8/31/2018	13.89	.18		(.53)	(.35)
8/31/2017	14.10	.11		(.04)	.07
8/31/2016	14.09	.09		.26	.35
8/31/2015	13.99	.06		.15	.21
Class 529-T:
2/29/2020[4,5]	14.09	.12		.37	.49
8/31/2019	13.37	.26		.74	1.00
8/31/2018	13.89	.23		(.52)	(.29)
8/31/2017[4,10]	13.71	.08		.18	.26
Class 529-F-1:
2/29/2020[4,5]	14.10	.12		.36	.48
8/31/2019	13.37	.27		.74	1.01
8/31/2018	13.89	.24		(.53)	(.29)
8/31/2017	14.10	.17		(.03)	.14
8/31/2016	14.09	.16		.26	.42
8/31/2015	13.99	.13		.15	.28
Class R-1:
2/29/2020[4,5]	14.07	.05		.37	.42
8/31/2019	13.35	.14		.74	.88
8/31/2018	13.86	.11		(.51)	(.40)
8/31/2017	14.08	.04		(.04)	— [12]
8/31/2016	14.07	.03		.27	.30
8/31/2015	13.98	—	[12]	.15	.15

32	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.11)	$(.15)	$(.26)	$14.31	3.38%[6]		$182		.66%[7]		.66%[7]		1.45%[7]
(.25)	—	(.25)	14.10	7.33		160		.70		.70		1.73
(.20)	—	(.20)	13.37	(2.21)		135		.70		.70		1.53
(.14)	(.17)	(.31)	13.89	.81		135		.69		.69		1.03
(.17)	(.21)	(.38)	14.10	2.81		142		.71		.71		.89
(.14)	—	(.14)	14.09	1.75		131		.72		.72		.65

(.06)	(.15)	(.21)	14.26	3.01	[6]	29		1.39	[7]	1.39	[7]	.72	[7]
(.15)	—	(.15)	14.05	6.59		29		1.42		1.42		1.00
(.10)	—	(.10)	13.33	(2.94)		32		1.45		1.45		.76
(.05)	(.17)	(.22)	13.84	.02		49		1.46		1.46		.25
(.07)	(.21)	(.28)	14.06	2.02		55		1.47		1.47		.13
(.05)	—	(.05)	14.06	.98		54		1.47		1.47		(.11)

(.09)	(.15)	(.24)	14.31	3.27	[6]	11		.87	[7]	.87	[7]	1.24	[7]
(.22)	—	(.22)	14.10	7.11		10		.91		.91		1.52
(.17)	—	(.17)	13.37	(2.42)		8		.92		.92		1.30
(.11)	(.17)	(.28)	13.89	.58		9		.92		.92		.79
(.13)	(.21)	(.34)	14.10	2.57		9		.94		.94		.67
(.11)	—	(.11)	14.09	1.52		9		.95		.95		.42

(.12)	(.15)	(.27)	14.31	3.56	[6,8]	—	[9]	.45	[7,8]	.45	[7,8]	1.66	[7,8]
(.28)	—	(.28)	14.09	7.57	[8]	—	[9]	.48	[8]	.48	[8]	1.95	[8]
(.23)	—	(.23)	13.37	(2.06)[8]		—	[9]	.49	[8]	.49	[8]	1.74	[8]
(.08)	—	(.08)	13.89	1.87	[6,8]	—	[9]	.19	[6,8]	.19	[6,8]	.56	[6,8]

(.12)	(.15)	(.27)	14.31	3.49	[6]	22		.43	[7]	.43	[7]	1.68	[7]
(.28)	—	(.28)	14.10	7.58		21		.46		.46		1.97
(.23)	—	(.23)	13.37	(1.98)		15		.47		.47		1.77
(.18)	(.17)	(.35)	13.89	1.03		13		.47		.47		1.25
(.20)	(.21)	(.41)	14.10	3.04		13		.49		.49		1.13
(.18)	—	(.18)	14.09	1.98		11		.49		.49		.89

(.06)	(.15)	(.21)	14.28	3.02	[6]	8		1.36	[7]	1.36	[7]	.75	[7]
(.16)	—	(.16)	14.07	6.63		10		1.38		1.38		1.05
(.11)	—	(.11)	13.35	(2.89)		8		1.40		1.40		.82
(.05)	(.17)	(.22)	13.86	.06		9		1.41		1.41		.29
(.08)	(.21)	(.29)	14.08	2.15		11		1.39		1.39		.20
(.06)	—	(.06)	14.07	1.04		12		1.39		1.39		(.03)

See end of table for footnotes.

U.S. Government Securities Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/29/2020[4,5]	$14.06	$.05		$.38	$.43
8/31/2019	13.34	.14		.74	.88
8/31/2018	13.86	.11		(.52)	(.41)
8/31/2017	14.07	.04		(.03)	.01
8/31/2016	14.07	.03		.26	.29
8/31/2015	13.98	—	[12]	.15	.15
Class R-2E:
2/29/2020[4,5]	14.10	.07		.37	.44
8/31/2019	13.37	.18		.75	.93
8/31/2018	13.89	.15		(.52)	(.37)
8/31/2017	14.10	.08		(.03)	.05
8/31/2016	14.09	.11		.25	.36
8/31/2015	13.99	.12		.15	.27
Class R-3:
2/29/2020[4,5]	14.09	.08		.38	.46
8/31/2019	13.37	.20		.74	.94
8/31/2018	13.89	.17		(.52)	(.35)
8/31/2017	14.10	.11		(.04)	.07
8/31/2016	14.09	.09		.26	.35
8/31/2015	13.99	.06		.15	.21
Class R-4:
2/29/2020[4,5]	14.10	.11		.37	.48
8/31/2019	13.38	.24		.74	.98
8/31/2018	13.89	.21		(.51)	(.30)
8/31/2017	14.10	.15		(.04)	.11
8/31/2016	14.09	.15		.25	.40
8/31/2015	13.99	.11		.15	.26
Class R-5E:
2/29/2020[4,5]	14.09	.12		.38	.50
8/31/2019	13.37	.28		.73	1.01
8/31/2018	13.89	.26		(.54)	(.28)
8/31/2017	14.10	.19		(.04)	.15
8/31/2016[4,13]	14.08	.13		.25	.38
Class R-5:
2/29/2020[4,5]	14.10	.13		.37	.50
8/31/2019	13.38	.29		.73	1.02
8/31/2018	13.89	.26		(.52)	(.26)
8/31/2017	14.10	.19		(.03)	.16
8/31/2016	14.09	.17		.27	.44
8/31/2015	13.99	.15		.15	.30

34	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.06)	$(.15)	$(.21)	$14.28	3.11%[6]		$108		1.34%[7]		1.34%[7]		.76%[7]
(.16)	—	(.16)	14.06	6.57		102		1.36		1.36		1.06
(.11)	—	(.11)	13.34	(2.87)		99		1.37		1.37		.85
(.05)	(.17)	(.22)	13.86	.15		116		1.40		1.40		.31
(.08)	(.21)	(.29)	14.07	2.10		133		1.37		1.37		.22
(.06)	—	(.06)	14.07	1.05		134		1.38		1.38		(.02)

(.08)	(.15)	(.23)	14.31	3.17	[6]	10		1.07	[7]	1.07	[7]	1.04	[7]
(.20)	—	(.20)	14.10	6.92		6		1.09		1.09		1.36
(.15)	—	(.15)	13.37	(2.61)		3		1.12		1.12		1.11
(.09)	(.17)	(.26)	13.89	.42		3		1.10		1.10		.61
(.14)	(.21)	(.35)	14.10	2.63		2		1.07		1.07		.76
(.17)	—	(.17)	14.09	1.95	[8]	—	[9]	.51	[8]	.51	[8]	.86	[8]

(.09)	(.15)	(.24)	14.31	3.31	[6]	127		.94	[7]	.94	[7]	1.17	[7]
(.22)	—	(.22)	14.09	7.00		116		.95		.95		1.47
(.17)	—	(.17)	13.37	(2.46)		119		.96		.96		1.26
(.11)	(.17)	(.28)	13.89	.55		145		.95		.95		.76
(.13)	(.21)	(.34)	14.10	2.57		155		.95		.95		.66
(.11)	—	(.11)	14.09	1.53		140		.94		.94		.43

(.11)	(.15)	(.26)	14.32	3.48	[6]	146		.60	[7]	.60	[7]	1.51	[7]
(.26)	—	(.26)	14.10	7.41		146		.62		.62		1.80
(.21)	—	(.21)	13.38	(2.13)		154		.63		.63		1.58
(.15)	(.17)	(.32)	13.89	.88		253		.62		.62		1.09
(.18)	(.21)	(.39)	14.10	2.90		275		.62		.62		1.09
(.16)	—	(.16)	14.09	1.86		124		.61		.61		.76

(.13)	(.15)	(.28)	14.31	3.58	[6]	9		.39	[7]	.39	[7]	1.69	[7]
(.29)	—	(.29)	14.09	7.56		4		.42		.42		2.02
(.24)	—	(.24)	13.37	(1.91)		2		.41		.41		1.98
(.19)	(.17)	(.36)	13.89	1.14		—	[9]	.53		.36		1.36
(.15)	(.21)	(.36)	14.10	2.74	[6]	—	[9]	.49	[7]	.49	[7]	1.21	[7]

(.13)	(.15)	(.28)	14.32	3.63	[6]	56		.30	[7]	.30	[7]	1.82	[7]
(.30)	—	(.30)	14.10	7.74		63		.32		.32		2.11
(.25)	—	(.25)	13.38	(1.84)		63		.33		.33		1.90
(.20)	(.17)	(.37)	13.89	1.18		63		.33		.33		1.40
(.22)	(.21)	(.43)	14.10	3.20		60		.32		.32		1.21
(.20)	—	(.20)	14.09	2.15		113		.32		.32		1.06

See end of table for footnotes.

U.S. Government Securities Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/29/2020[4,5]	$14.10	$.13	$.37	$.50
8/31/2019	13.37	.29	.75	1.04
8/31/2018	13.89	.27	(.53)	(.26)
8/31/2017	14.10	.20	(.04)	.16
8/31/2016	14.09	.19	.26	.45
8/31/2015	13.99	.16	.15	.31

	Six months ended February 29, 2020[4,5,6]	Year ended August 31,
Portfolio turnover rate for all share classes[14]		2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	55%	113%	95%	187%	296%	263%
Including mortgage dollar roll transactions	188%	350%	383%	577%	693%	771%

See notes to financial statements.

36	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income (loss) to average net assets[3]

$(.14)	$(.15)	$(.29)	$14.31	3.59%[6]	$11,685	.24%[7]	.24%[7]	1.86%[7]
(.31)	—	(.31)	14.10	7.80	9,928	.27	.27	2.17
(.26)	—	(.26)	13.37	(1.78)	7,867	.27	.27	1.98
(.20)	(.17)	(.37)	13.89	1.23	5,726	.27	.27	1.48
(.23)	(.21)	(.44)	14.10	3.26	3,857	.27	.27	1.35
(.21)	—	(.21)	14.09	2.20	3,014	.27	.27	1.12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

U.S. Government Securities Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2019, through February 29, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	U.S. Government Securities Fund

	Beginning account value 9/1/2019	Ending account value 2/29/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,034.36	$3.44	.68%
Class A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class C – actual return	1,000.00	1,030.99	6.92	1.37
Class C – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class T – actual return	1,000.00	1,035.87	1.97	.39
Class T – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class F-1 – actual return	1,000.00	1,033.90	3.19	.63
Class F-1 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class F-2 – actual return	1,000.00	1,036.04	1.77	.35
Class F-2 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class F-3 – actual return	1,000.00	1,036.58	1.27	.25
Class F-3 – assumed 5% return	1,000.00	1,023.62	1.26	.25
Class 529-A – actual return	1,000.00	1,033.75	3.34	.66
Class 529-A – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-C – actual return	1,000.00	1,030.14	7.02	1.39
Class 529-C – assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class 529-E – actual return	1,000.00	1,032.65	4.40	.87
Class 529-E – assumed 5% return	1,000.00	1,020.54	4.37	.87
Class 529-T – actual return	1,000.00	1,035.59	2.28	.45
Class 529-T – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class 529-F-1 – actual return	1,000.00	1,034.91	2.18	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.73	2.16	.43
Class R-1 – actual return	1,000.00	1,030.23	6.87	1.36
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-2 – actual return	1,000.00	1,031.07	6.77	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class R-2E – actual return	1,000.00	1,031.67	5.41	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-3 – actual return	1,000.00	1,033.07	4.75	.94
Class R-3 – assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-4 – actual return	1,000.00	1,034.76	3.04	.60
Class R-4 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class R-5E – actual return	1,000.00	1,035.80	1.97	.39
Class R-5E – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-5 – actual return	1,000.00	1,036.30	1.52	.30
Class R-5 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class R-6 – actual return	1,000.00	1,035.89	1.21	.24
Class R-6 – assumed 5% return	1,000.00	1,023.67	1.21	.24

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

U.S. Government Securities Fund	39

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

40	U.S. Government Securities Fund

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U.S. Government Securities Fund	41

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42	U.S. Government Securities Fund

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U.S. Government Securities Fund	43

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete February 29, 2020, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®

Investment portfolio

February 29, 2020

unaudited

Bonds, notes & other debt instruments 96.43% U.S. Treasury bonds & notes 72.41% U.S. Treasury 69.69%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$70,000	$70,045
U.S. Treasury 2.75% 2020	32,500	32,792
U.S. Treasury 1.125% 2021	—1	—1
U.S. Treasury 1.25% 2021	47,500	47,723
U.S. Treasury 1.50% 2021	93,000	93,881
U.S. Treasury 1.625% 2021	100,759	102,001
U.S. Treasury 1.625% 2021	19,805	19,961
U.S. Treasury 1.75% 2021	195,621	198,326
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.811% 20212	449,346	450,483
U.S. Treasury 2.00% 2021	145,000	147,751
U.S. Treasury 2.00% 2021	31,550	32,022
U.S. Treasury 2.25% 2021	169,300	172,268
U.S. Treasury 2.25% 2021	2,000	2,026
U.S. Treasury 2.75% 2021	3,000	3,080
U.S. Treasury 2.875% 2021	5,100	5,256
U.S. Treasury 1.375% 2022	802,000	808,880
U.S. Treasury 1.50% 2022	135,000	136,983
U.S. Treasury 1.50% 2022	25,000	25,379
U.S. Treasury 1.625% 2022	121,000	123,173
U.S. Treasury 1.625% 2022	680	693
U.S. Treasury 1.75% 2022	371,500	378,391
U.S. Treasury 1.75% 2022	132,600	134,879
U.S. Treasury 1.75% 2022	47,000	47,870
U.S. Treasury 1.75% 2022	25,000	25,406
U.S. Treasury 1.875% 2022	89,000	90,655
U.S. Treasury 1.875% 2022	69,000	70,731
U.S. Treasury 1.875% 2022	55,000	56,277
U.S. Treasury 1.875% 2022	34,030	34,635
U.S. Treasury 2.00% 2022	443,000	455,816
U.S. Treasury 2.00% 2022	95,280	98,116
U.S. Treasury 2.125% 20223	842,400	871,210
U.S. Treasury 1.25% 2023	25,200	25,493
U.S. Treasury 1.375% 2023	12,000	12,196
U.S. Treasury 1.50% 2023	140,000	142,370
U.S. Treasury 1.50% 2023	57,820	58,852
U.S. Treasury 1.50% 2023	48,000	48,882
U.S. Treasury 1.625% 2023	238,330	243,814
U.S. Treasury 1.625% 2023	68,000	69,532
U.S. Treasury 1.75% 2023	48,000	49,278
U.S. Treasury 2.125% 2023	132,452	138,330
U.S. Treasury 2.50% 2023	81,720	86,140
U.S. Treasury 2.50% 2023	48,200	50,544
U.S. Treasury 2.625% 2023	183,950	193,308
U.S. Treasury 2.625% 2023	150,000	159,595
U.S. Treasury 2.625% 2023	30,888	32,626
U.S. Treasury 2.75% 2023	147,900	157,775

U.S. Government Securities Fund — Page 1 of 14

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$64,293	$68,075
U.S. Treasury 2.75% 2023	35,200	37,371
U.S. Treasury 2.875% 2023	277,300	296,803
U.S. Treasury 2.875% 2023	92,300	98,930
U.S. Treasury 2.875% 2023	11,000	11,759
U.S. Treasury 1.25% 2024	201,000	203,784
U.S. Treasury 1.50% 2024	288,000	295,572
U.S. Treasury 1.50% 2024	218,514	224,119
U.S. Treasury 1.50% 2024	142,173	145,777
U.S. Treasury 1.75% 2024	378,000	392,447
U.S. Treasury 1.750% 2024	53,722	55,580
U.S. Treasury 2.00% 2024	72,000	75,144
U.S. Treasury 2.00% 2024	45,000	47,044
U.S. Treasury 2.00% 2024	44,344	46,311
U.S. Treasury 2.125% 2024	224,650	236,581
U.S. Treasury 2.125% 2024	20,000	20,960
U.S. Treasury 2.25% 2024	106,700	112,141
U.S. Treasury 2.25% 2024	57,250	60,665
U.S. Treasury 2.50% 2024	96,000	102,212
U.S. Treasury 2.75% 2024	87,700	93,924
U.S. Treasury 1.125% 2025	70,000	70,659
U.S. Treasury 1.375% 2025	728,000	743,309
U.S. Treasury 2.125% 2025	6,500	6,883
U.S. Treasury 2.25% 2025	11,000	11,760
U.S. Treasury 2.75% 2025	5,000	5,439
U.S. Treasury 2.875% 2025	55,500	60,916
U.S. Treasury 2.875% 20253	51,740	56,896
U.S. Treasury 2.875% 2025	20,000	21,927
U.S. Treasury 1.375% 2026	35,000	35,724
U.S. Treasury 1.625% 2026	525,550	544,927
U.S. Treasury 1.625% 2026	105,040	108,890
U.S. Treasury 1.625% 2026	80,000	82,922
U.S. Treasury 1.75% 2026	161,000	168,321
U.S. Treasury 1.875% 2026	257,500	270,792
U.S. Treasury 2.125% 2026	35,750	38,109
U.S. Treasury 2.25% 2026	5,200	5,576
U.S. Treasury 2.375% 2026	50,000	54,014
U.S. Treasury 2.625% 2026	73,800	80,621
U.S. Treasury 2.375% 2027	10,000	10,908
U.S. Treasury 2.875% 2028	20,966	23,945
U.S. Treasury 1.625% 2029	23,243	24,232
U.S. Treasury 1.75% 20293	288,500	304,174
U.S. Treasury 2.375% 2029	1,257	1,392
U.S. Treasury 2.625% 2029	147,565	166,302
U.S. Treasury 6.25% 2030	5,250	7,828
U.S. Treasury 2.875% 2045	8,000	9,956
U.S. Treasury 3.00% 2045	11,000	13,993
U.S. Treasury, principal only, 0% 20473	1,000	623
U.S. Treasury 2.75% 2047	7,250	8,964
U.S. Treasury 3.00% 2048	8,000	10,380
U.S. Treasury 3.125% 2048	3,200	4,234
U.S. Treasury 3.375% 2048	1,922	2,667
U.S. Treasury 2.25% 20493	16,800	19,018
U.S. Treasury 2.375% 20493	113,500	131,946

U.S. Government Securities Fund — Page 2 of 14

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 20493	$94,000	$119,955
U.S. Treasury 3.00% 2049	5,847	7,621
U.S. Treasury 2.00% 2050	12,675	13,624
		12,080,090
U.S. Treasury inflation-protected securities 2.72%
U.S. Treasury Inflation-Protected Security 0.125% 20224	73,007	73,507
U.S. Treasury Inflation-Protected Security 0.25% 20254	27,190	27,988
U.S. Treasury Inflation-Protected Security 0.375% 20254	27,092	28,250
U.S. Treasury Inflation-Protected Security 2.125% 20414	3,227	4,595
U.S. Treasury Inflation-Protected Security 0.75% 20423,4	196,057	223,205
U.S. Treasury Inflation-Protected Security 0.875% 20473,4	17,672	21,038
U.S. Treasury Inflation-Protected Security 1.00% 20493,4	46,977	58,291
U.S. Treasury Inflation-Protected Security 0.25% 20504	34,885	35,947
		472,821
Total U.S. Treasury bonds & notes		12,552,911
Mortgage-backed obligations 22.81% Federal agency mortgage-backed obligations 22.81%
Fannie Mae 6.50% 20375	77	90
Fannie Mae 6.50% 20375	74	84
Fannie Mae 6.50% 20375	27	31
Fannie Mae 7.00% 20375	21	24
Fannie Mae 7.50% 20375	27	31
Fannie Mae 6.00% 20385	37	38
Fannie Mae 7.00% 20385	195	230
Fannie Mae Pool #984258 5.50% 20235	188	196
Fannie Mae Pool #255577 4.50% 20245	12	13
Fannie Mae Pool #255466 6.00% 20245	194	215
Fannie Mae Pool #AH0965 3.00% 20255	6	6
Fannie Mae Pool #458148 10.376% 20255	—1	—1
Fannie Mae Pool #MA2776 2.50% 20265	2,577	2,646
Fannie Mae Pool #AB2296 3.00% 20265	141	146
Fannie Mae Pool #AJ5474 3.00% 20265	53	55
Fannie Mae Pool #AJ6086 3.00% 20265	4	5
Fannie Mae Pool #AH2358 4.00% 20265	1,446	1,519
Fannie Mae Pool #AI4191 4.00% 20265	715	752
Fannie Mae Pool #888204 6.00% 20265	10	11
Fannie Mae Pool #MA2973 3.00% 20275	851	883
Fannie Mae Pool #AK0797 3.00% 20275	456	473
Fannie Mae Pool #AL5254 3.00% 20275	455	472
Fannie Mae Pool #AK3264 3.00% 20275	429	445
Fannie Mae Pool #890472 3.00% 20275	405	420
Fannie Mae Pool #AO2867 3.00% 20275	348	361
Fannie Mae Pool #AQ3431 3.00% 20275	8	9
Fannie Mae Pool #AK0490 3.00% 20275	5	5
Fannie Mae Pool #256740 4.50% 20275	21	23
Fannie Mae Pool #257055 6.50% 20275	396	443
Fannie Mae Pool #256993 6.50% 20275	161	180
Fannie Mae Pool #AV5173 3.00% 20285	458	475
Fannie Mae Pool #BM4299 3.00% 20305	177,860	184,308
Fannie Mae Pool #735571 8.00% 20315	227	248
Fannie Mae Pool #BM4151 2.50% 20325	16,223	16,735

U.S. Government Securities Fund — Page 3 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS8610 3.00% 20325	$294	$306
Fannie Mae Pool #MA3437 3.00% 20335	1,571	1,629
Fannie Mae Pool #BJ7193 3.00% 20335	1,002	1,046
Fannie Mae Pool #BJ5302 3.00% 20335	898	937
Fannie Mae Pool #CA1442 3.00% 20335	859	896
Fannie Mae Pool #MA3283 3.00% 20335	824	857
Fannie Mae Pool #BK5472 3.00% 20335	748	777
Fannie Mae Pool #BJ4573 3.00% 20335	745	773
Fannie Mae Pool #MA3339 3.00% 20335	501	520
Fannie Mae Pool #BK5466 3.00% 20335	366	381
Fannie Mae Pool #BK0857 3.00% 20335	275	286
Fannie Mae Pool #BJ4685 3.00% 20335	267	278
Fannie Mae Pool #BJ0673 3.00% 20335	75	78
Fannie Mae Pool #BJ5519 3.00% 20335	52	54
Fannie Mae Pool #BK4390 3.00% 20335	27	28
Fannie Mae Pool #BJ6963 3.00% 20335	23	24
Fannie Mae Pool #MA3827 2.50% 20345	21,424	22,003
Fannie Mae Pool #BO6247 2.50% 20345	8,611	8,871
Fannie Mae Pool #FM2057 2.50% 20345	6,589	6,767
Fannie Mae Pool #BO4091 2.50% 20345	5,398	5,544
Fannie Mae Pool #BN6580 3.00% 20345	1,341	1,390
Fannie Mae Pool #BN7542 3.00% 20345	779	808
Fannie Mae Pool #SB8021 3.00% 20345	763	792
Fannie Mae Pool #MA3657 3.00% 20345	403	417
Fannie Mae Pool #BN9162 3.00% 20345	223	231
Fannie Mae Pool #FM1776 3.00% 20345	128	132
Fannie Mae Pool #BN3172 4.00% 20345	42	44
Fannie Mae Pool #BN1085 4.00% 20345	27	29
Fannie Mae Pool #MA3896 2.50% 20355	4,800	4,930
Fannie Mae Pool #MA3955 2.50% 20355	181	186
Fannie Mae Pool #MA3897 3.00% 20355	1,786	1,852
Fannie Mae Pool #MA2787 4.00% 20365	15,451	16,661
Fannie Mae Pool #MA2588 4.00% 20365	10,032	10,817
Fannie Mae Pool #MA2717 4.00% 20365	7,690	8,292
Fannie Mae Pool #MA2746 4.00% 20365	3,315	3,574
Fannie Mae Pool #MA2819 4.00% 20365	910	981
Fannie Mae Pool #MA2856 4.00% 20365	24	25
Fannie Mae Pool #888698 7.00% 20375	159	179
Fannie Mae Pool #889101 3.367% 20382,5	78	81
Fannie Mae Pool #964279 4.499% 20382,5	50	52
Fannie Mae Pool #964708 4.64% 20382,5	7	7
Fannie Mae Pool #AE7629 3.724% 20402,5	41	43
Fannie Mae Pool #AL9335 4.091% 20402,5	2,726	2,866
Fannie Mae Pool #AE0844 3.824% 20412,5	223	234
Fannie Mae Pool #AE0789 3.841% 20412,5	224	235
Fannie Mae Pool #AL9531 4.087% 20412,5	2,019	2,121
Fannie Mae Pool #AL0073 4.178% 20412,5	182	191
Fannie Mae Pool #AL9326 4.333% 20412,5	3,365	3,536
Fannie Mae Pool #AL9327 4.424% 20412,5	2,322	2,446
Fannie Mae Pool #AI1862 5.00% 20415	1,267	1,442
Fannie Mae Pool #AI3510 5.00% 20415	802	913
Fannie Mae Pool #AJ0704 5.00% 20415	660	751
Fannie Mae Pool #AJ5391 5.00% 20415	438	499
Fannie Mae Pool #AJ9327 3.50% 20425	49	53

U.S. Government Securities Fund — Page 4 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AP7819 3.91% 20422,5	$219	$226
Fannie Mae Pool #AL9532 4.127% 20422,5	2,758	2,871
Fannie Mae Pool #AL9530 4.337% 20422,5	1,925	2,004
Fannie Mae Pool #AL2000 4.335% 20422,5	284	295
Fannie Mae Pool #AL9533 4.389% 20422,5	1,199	1,247
Fannie Mae Pool #AL2184 4.418% 20422,5	431	448
Fannie Mae Pool #AL1941 4.447% 20422,5	374	388
Fannie Mae Pool #BM6240 4.007% 20442,5	10,296	10,773
Fannie Mae Pool #AY3880 4.00% 20455	342	368
Fannie Mae Pool #MA2833 3.00% 20465	18,656	19,487
Fannie Mae Pool #BC3465 4.00% 20465	20	22
Fannie Mae Pool #CA0770 3.50% 20475	18,638	19,656
Fannie Mae Pool #BJ1934 3.50% 20475	7,072	7,446
Fannie Mae Pool #BD2440 3.50% 20475	1,202	1,268
Fannie Mae Pool #BM4488 3.433% 20482,5	32,701	34,406
Fannie Mae Pool #MA3383 3.50% 20485	6,501	6,815
Fannie Mae Pool #BK0906 3.50% 20485	397	414
Fannie Mae Pool #BJ8118 3.50% 20485	340	357
Fannie Mae Pool #BK9646 3.50% 20485	33	35
Fannie Mae Pool #MA3443 4.00% 20485	44,474	46,954
Fannie Mae Pool #BK4740 4.00% 20485	420	443
Fannie Mae Pool #BJ6169 4.00% 20485	307	326
Fannie Mae Pool #BJ4342 4.00% 20485	268	287
Fannie Mae Pool #BK8856 4.00% 20485	228	240
Fannie Mae Pool #BN4962 4.50% 20485	1,330	1,422
Fannie Mae Pool #BN1172 4.50% 20485	827	885
Fannie Mae Pool #BJ8318 4.50% 20485	772	833
Fannie Mae Pool #CA2493 4.50% 20485	542	580
Fannie Mae Pool #MA3496 4.50% 20485	307	329
Fannie Mae Pool #BN0877 4.50% 20485	23	24
Fannie Mae Pool #BN3309 4.50% 20485	22	23
Fannie Mae Pool #BK6577 4.50% 20485	14	15
Fannie Mae Pool #BN2000 4.50% 20485	10	11
Fannie Mae Pool #MA3444 4.50% 20485	4	4
Fannie Mae Pool #CA1574 5.00% 20485	15,130	16,436
Fannie Mae Pool #FM1505 3.00% 20495	24,009	25,121
Fannie Mae Pool #BO5177 3.00% 20495	9,758	10,246
Fannie Mae Pool #MA3692 3.50% 20495	77,773	80,758
Fannie Mae Pool #MA3775 3.50% 20495	42,014	43,636
Fannie Mae Pool #MA3803 3.50% 20495	26,416	27,469
Fannie Mae Pool #CA4813 3.50% 20495	15,013	15,656
Fannie Mae Pool #CA4358 3.50% 20495	12,015	12,503
Fannie Mae Pool #MA3872 3.50% 20495	6,686	6,962
Fannie Mae Pool #CA4566 3.50% 20495	5,695	5,928
Fannie Mae Pool #MA3686 3.50% 20495	4,808	4,992
Fannie Mae Pool #CA4026 3.50% 20495	3,349	3,493
Fannie Mae Pool #MA3637 3.50% 20495	1,292	1,343
Fannie Mae Pool #BN5402 3.50% 20495	744	775
Fannie Mae Pool #FM1596 3.50% 20495	632	658
Fannie Mae Pool #BN7823 3.50% 20495	337	352
Fannie Mae Pool #BN7830 3.50% 20495	106	113
Fannie Mae Pool #CA3308 3.50% 20495	91	95
Fannie Mae Pool #BN3448 3.50% 20495	44	46
Fannie Mae Pool #MA3663 3.50% 20495	14	14

U.S. Government Securities Fund — Page 5 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN3406 3.50% 20495	$—1	$—1
Fannie Mae Pool #BJ8402 3.533% 20492,5	5,315	5,619
Fannie Mae Pool #CA3084 4.00% 20495	574	605
Fannie Mae Pool #CA4174 4.00% 20495	117	124
Fannie Mae Pool #BO2995 4.00% 20495	52	56
Fannie Mae Pool #MA3592 4.00% 20495	39	41
Fannie Mae Pool #MA3639 4.50% 20495	39,892	42,613
Fannie Mae Pool #BN3931 4.50% 20495	801	859
Fannie Mae Pool #BJ7731 4.50% 20495	670	716
Fannie Mae Pool #CA2963 4.50% 20495	489	522
Fannie Mae Pool #MA3593 4.50% 20495	222	236
Fannie Mae Pool #MA3564 4.50% 20495	120	128
Fannie Mae Pool #CA3228 4.50% 20495	20	22
Fannie Mae Pool #BN8924 4.50% 20495	17	18
Fannie Mae Pool #BN6302 4.50% 20495	1	1
Fannie Mae Pool #MA3905 3.00% 20505	66,655	68,749
Fannie Mae Pool #MA3906 3.50% 20505	59,509	61,989
Fannie Mae, Series 2001-4, Class NA, 9.014% 20252,5	3	3
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20315	182	201
Fannie Mae, Series 2001-20, Class E, 9.50% 20312,5	—1	—1
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.907% 20362,5	531	527
Fannie Mae, Series 1999-T2, Class A1, 7.50% 20392,5	165	181
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20225	2,656	2,706
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20225	1,986	2,044
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.212% 20232,5	2,666	2,803
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20242,5	5,036	5,413
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 20365	700	652
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20365	392	362
Freddie Mac 10.00% 20255	3	3
Freddie Mac 4.00% 20365	160	172
Freddie Mac 5.00% 20415	2,710	3,087
Freddie Mac 3.00% 20435	16,964	17,936
Freddie Mac 3.00% 20465	7,558	7,990
Freddie Mac 3.50% 20465	4,592	4,897
Freddie Mac 3.50% 20475	24,859	26,211
Freddie Mac 3.50% 20475	21,055	22,219
Freddie Mac 3.50% 20475	19,752	20,780
Freddie Mac 3.50% 20475	13,228	13,963
Freddie Mac 3.50% 20475	4,453	4,699
Freddie Mac 3.50% 20485	36,401	38,013
Freddie Mac 3.50% 20485	10,907	11,625
Freddie Mac 4.00% 20485	364	386
Freddie Mac Pool #ZK3619 3.00% 20265	303	315
Freddie Mac Pool #ZK7598 3.00% 20275	12,517	12,987
Freddie Mac Pool #ZK3851 3.00% 20275	158	164
Freddie Mac Pool #ZK3817 3.00% 20275	—1	—1
Freddie Mac Pool #G15537 2.50% 20285	1,776	1,832
Freddie Mac Pool #ZK5844 3.00% 20285	148	155
Freddie Mac Pool #G15975 2.50% 20295	3,264	3,367
Freddie Mac Pool #ZK7590 3.00% 20295	5,285	5,489
Freddie Mac Pool #ZN6512 3.00% 20295	1,762	1,832
Freddie Mac Pool #G18655 3.00% 20325	11,179	11,631
Freddie Mac Pool #ZK9250 3.00% 20335	1,154	1,199
Freddie Mac Pool #ZK9509 3.00% 20335	591	617

U.S. Government Securities Fund — Page 6 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZS8710 3.00% 20335	$421	$436
Freddie Mac Pool #ZS8715 3.00% 20335	353	365
Freddie Mac Pool #ZT0716 3.00% 20335	72	75
Freddie Mac Pool #SB0023 3.00% 20335	37	39
Freddie Mac Pool #ZS8069 3.00% 20335	30	31
Freddie Mac Pool #SB8015 2.50% 20345	99,996	102,698
Freddie Mac Pool #ZT2094 2.50% 20345	11,272	11,575
Freddie Mac Pool #QN1197 2.50% 20345	5,568	5,736
Freddie Mac Pool #QN1157 2.50% 20345	1,033	1,061
Freddie Mac Pool #ZT1871 3.00% 20345	299	310
Freddie Mac Pool #SB8026 2.50% 20355	46,366	47,619
Freddie Mac Pool #SB8035 2.50% 20355	15,155	15,564
Freddie Mac Pool #SB8027 3.00% 20355	7,443	7,724
Freddie Mac Pool #1H1354 4.219% 20362,5	209	223
Freddie Mac Pool #840222 4.053% 20402,5	601	634
Freddie Mac Pool #841039 4.348% 20432,5	11,061	11,616
Freddie Mac Pool #760012 3.04% 20452,5	2,591	2,668
Freddie Mac Pool #760013 3.188% 20452,5	1,992	2,057
Freddie Mac Pool #760014 3.507% 20452,5	2,954	3,068
Freddie Mac Pool #760015 3.241% 20472,5	4,544	4,629
Freddie Mac Pool #V84817 3.50% 20475	152	158
Freddie Mac Pool #V84872 3.50% 20485	763	796
Freddie Mac Pool #SI2002 4.00% 20485	27,816	29,588
Freddie Mac Pool #ZS4785 4.00% 20485	3,182	3,360
Freddie Mac Pool #ZA6124 4.50% 20485	5,028	5,368
Freddie Mac Pool #V85471 3.50% 20495	20,731	21,638
Freddie Mac Pool #ZT2086 3.50% 20495	18,224	18,934
Freddie Mac Pool #ZT1951 3.50% 20495	12,670	13,153
Freddie Mac Pool #ZT1776 3.50% 20495	5,283	5,488
Freddie Mac Pool #SD8005 3.50% 20495	3,841	3,989
Freddie Mac Pool #V85284 3.50% 20495	1,775	1,850
Freddie Mac Pool #ZT1593 3.50% 20495	532	554
Freddie Mac Pool #ZA7047 3.50% 20495	468	488
Freddie Mac Pool #ZT1863 3.50% 20495	204	212
Freddie Mac Pool #ZN6499 3.50% 20495	1	1
Freddie Mac Pool #SD8003 4.00% 20495	161	170
Freddie Mac Pool #ZA6548 4.00% 20495	18	19
Freddie Mac Pool #ZN6179 4.00% 20495	10	11
Freddie Mac Pool #ZN5963 4.50% 20495	646	690
Freddie Mac Pool #ZT1595 4.50% 20495	328	350
Freddie Mac Pool #ZA6269 4.50% 20495	133	142
Freddie Mac Pool #ZT1711 4.50% 20495	73	78
Freddie Mac Pool #ZN3190 4.50% 20495	18	19
Freddie Mac, Series 2289, Class NB, 9.00% 20222,5	—1	—1
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.059% 20232,5	3	3
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 1.909% 20362,5	961	954
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 20205	186	186
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20225	992	1,009
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20235	3,067	3,139
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20235	1,200	1,263
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20272,5	20,965	23,372
Freddie Mac, Series 3156, Class PO, principal only, 0% 20365	810	745
Freddie Mac, Series 3146, Class PO, principal only, 0% 20365	342	309
Freddie Mac, Series 3213, Class OG, principal only, 0% 20365	287	276

U.S. Government Securities Fund — Page 7 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.905% 20562,5	$33,625	$35,088
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20565	32,530	34,270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20562,5	30,823	32,307
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20572,5	7,885	8,366
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20575	16,079	17,509
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20575	6,344	6,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 20575	2,850	3,105
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20585	14,638	15,652
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20595	41,914	44,060
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20285	133,928	142,842
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20285	26,216	27,802
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 20295	74,886	78,255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20295	56,347	58,276
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20295	15,282	16,328
Government National Mortgage Assn. 10.00% 20215	1	1
Government National Mortgage Assn. 6.50% 20295	261	286
Government National Mortgage Assn. 6.50% 20325	345	381
Government National Mortgage Assn. 6.50% 20375	218	249
Government National Mortgage Assn. 5.50% 20385	134	149
Government National Mortgage Assn. 5.50% 20385	28	29
Government National Mortgage Assn. 6.00% 20385	278	320
Government National Mortgage Assn. 6.50% 20385	233	250
Government National Mortgage Assn. 6.50% 20385	193	209
Government National Mortgage Assn. 6.50% 20385	127	136
Government National Mortgage Assn. 6.50% 20385	45	46
Government National Mortgage Assn. 4.00% 20395	319	337
Government National Mortgage Assn. 4.00% 20395	42	45
Government National Mortgage Assn. 5.00% 20395	728	819
Government National Mortgage Assn. 6.00% 20395	1,384	1,571
Government National Mortgage Assn. 6.50% 20395	637	745
Government National Mortgage Assn. 4.50% 20405	631	687
Government National Mortgage Assn. 5.00% 20405	116	125
Government National Mortgage Assn. 5.50% 20405	2,318	2,615
Government National Mortgage Assn. 3.50% 20415	575	596
Government National Mortgage Assn. 4.00% 20415	102	103
Government National Mortgage Assn. 4.50% 20415	8,345	8,868
Government National Mortgage Assn. 5.00% 20415	4,348	4,794
Government National Mortgage Assn. 5.00% 20415	51	55
Government National Mortgage Assn. 5.50% 20415	213	224
Government National Mortgage Assn. 5.50% 20415	70	74
Government National Mortgage Assn. 5.50% 20415	39	41
Government National Mortgage Assn. 6.50% 20415	967	1,097
Government National Mortgage Assn. 3.50% 20425	508	527
Government National Mortgage Assn. 4.00% 20425	2,261	2,380
Government National Mortgage Assn. 4.00% 20425	1,212	1,275
Government National Mortgage Assn. 3.50% 20435	2,591	2,724
Government National Mortgage Assn. 4.00% 20475	14,250	15,116
Government National Mortgage Assn. 4.00% 20485	46,309	48,908
Government National Mortgage Assn. 4.50% 20495	78,976	83,237
Government National Mortgage Assn. 3.00% 20505,6	61,300	63,340
Government National Mortgage Assn. 3.00% 20505,6	25,903	26,737
Government National Mortgage Assn. 3.50% 20505,6	476,989	493,889
Government National Mortgage Assn. 3.50% 20505,6	38,731	40,134
Government National Mortgage Assn. 4.00% 20505,6	2,820	2,936

U.S. Government Securities Fund — Page 8 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20505,6	$6,235	$6,565
Government National Mortgage Assn. Pool #736089 5.00% 20405	144	156
Government National Mortgage Assn. Pool #MA4837 3.50% 20475	4,348	4,554
Government National Mortgage Assn. Pool #MA5264 4.00% 20485	144,659	151,874
Government National Mortgage Assn. Pool #MA5330 4.00% 20485	126,384	133,516
Government National Mortgage Assn. Pool #MA5137 4.00% 20485	27,911	29,471
Government National Mortgage Assn. Pool #MA5332 5.00% 20485	62	67
Government National Mortgage Assn. Pool #MA6339 3.50% 20495	55,212	57,534
Government National Mortgage Assn. Pool #MA6284 3.50% 20495	6,745	7,019
Government National Mortgage Assn. Pool #MA5986 4.00% 20495	236,720	246,550
Government National Mortgage Assn. Pool #MA5931 4.00% 20495	131,965	137,815
Government National Mortgage Assn. Pool #MA6155 4.00% 20495	2,102	2,196
Government National Mortgage Assn. Pool #MA5877 4.50% 20495	32,033	33,735
Government National Mortgage Assn. Pool #MA6092 4.50% 20495	14,052	14,799
Government National Mortgage Assn. Pool #MA6156 4.50% 20495	12,932	13,629
Government National Mortgage Assn. Pool #MA6041 4.50% 20495	10,562	11,118
Government National Mortgage Assn. Pool #MA6042 5.00% 20495	177	189
Government National Mortgage Assn. Pool #MA6474 3.00% 20505	22,224	23,018
Government National Mortgage Assn. Pool #MA6400 3.50% 20505	4,775	4,882
Government National Mortgage Assn. Pool #686718 6.40% 20585	244	258
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 20335	429	457
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.410% 20602,5	441	466
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.263% 20612,5	1,106	10
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.567% 20622,5	1,975	15
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.065% 20202,5	277	277
Uniform Mortgage-Backed Security 2.50% 20355,6	8,000	8,213
Uniform Mortgage-Backed Security 3.00% 20355,6	3,240	3,354
Uniform Mortgage-Backed Security 3.50% 20505,6	85,092	88,372
Uniform Mortgage-Backed Security 4.00% 20505,6	246	259
Uniform Mortgage-Backed Security 4.00% 20505,6	132	139
Uniform Mortgage-Backed Security 4.50% 20505,6	110,134	117,551
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20285	8,976	9,128
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 20325	4,202	4,374
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20335	1,245	1,253
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20355	878	899
Total mortgage-backed obligations		3,953,645
Federal agency bonds & notes 1.21%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,161	1,212
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	1,095	1,140
Fannie Mae 7.125% 20303	3,000	4,577
Federal Home Loan Bank 3.375% 2023	14,160	15,326
Federal Home Loan Bank 3.25% 2028	50,000	57,609
Federal Home Loan Bank 5.50% 2036	700	1,071
Private Export Funding Corp. 2.25% 2020	10,000	10,003
Private Export Funding Corp. 3.55% 2024	11,150	12,197
Small Business Administration, Series 2001-20K, 5.34% 2021	51	52
Small Business Administration, Series 2001-20J, 5.76% 2021	13	14
Small Business Administration, Series 2001-20F, 6.44% 2021	58	60
Small Business Administration, Series 2003-20B, 4.84% 2023	257	268
Tennessee Valley Authority 4.65% 2035	3,930	5,304
Tennessee Valley Authority 5.88% 2036	2,750	4,252
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,711

U.S. Government Securities Fund — Page 9 of 14

unaudited

Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	$3,300	$5,153
TVA Southaven 3.846% 2033	2,052	2,324
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	13,330	13,647
U.S. Agency for International Development, Israel (State of), Class 1-A, 5.50% 2023	5,000	5,785
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,286
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,215
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,729
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	7,046
U.S. Agency for International Development, Ukraine 1.847% 2020	20,000	20,054
U.S. Agency for International Development, Ukraine 1.471% 2021	11,770	11,868
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.49% 2029	1,370	1,516
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	1,557	1,789
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	1,228	1,418
		209,626
Total bonds, notes & other debt instruments (cost: $16,113,155,000)		16,716,182
Short-term securities 7.01% Federal agency discount notes 5.28%
Federal Home Loan Bank 1.53% - 1.57% due 3/3/2020 - 5/13/2020	596,400	595,170
Freddie Mac 1.51% - 1.64% due 3/18/2020 - 5/19/2020	320,300	319,742
		914,912
U.S. Treasury bills & notes 0.93%
U.S. Treasury Bills 1.51% - 1.52% due 4/2/2020 - 4/7/2020	161,800	161,576
Commercial paper 0.80%
Crédit Agricole Corporate and Investment Bank, New York Branch 1.57% due 3/5/2020	33,600	33,591
Nordea Bank AB 1.56% due 3/2/20207	104,400	104,386
		137,977
Total short-term securities (cost: $1,214,194,000)		1,214,465
Total investment securities 103.44% (cost: $17,327,349,000)		17,930,647
Other assets less liabilities (3.44)%		(596,468)
Net assets 100.00%		$17,334,179

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 2/29/20209 (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
90 Day Euro Dollar Futures	Long	2,209	March 2020	$552,250	$544,739	$3,787
90 Day Euro Dollar Futures	Short	8,419	September 2020	(2,104,750)	(2,085,491)	(11,582)
2 Year U.S. Treasury Note Futures	Long	19,214	July 2020	3,842,800	4,194,957	32,357
5 Year U.S. Treasury Note Futures	Long	25,707	July 2020	2,570,700	3,155,534	50,395
10 Year U.S. Treasury Note Futures	Long	10,794	June 2020	1,079,400	1,454,492	26,106
10 Year Ultra U.S. Treasury Note Futures	Short	3,902	June 2020	(390,200)	(586,154)	(13,120)

U.S. Government Securities Fund — Page 10 of 14

unaudited

Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 2/29/20209 (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
20 Year U.S. Treasury Bond Futures	Long	617	June 2020	$61,700	$105,044	$3,341
30 Year Ultra U.S. Treasury Bond Futures	Long	599	June 2020	59,900	124,293	3,721
						$95,005

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.5155%	U.S. EFFR	3/18/2020	$5,542,300	$150	$—	$150
1.5135%	U.S. EFFR	3/18/2020	5,541,300	144	—	144
1.531%	U.S. EFFR	3/18/2020	2,895,100	101	—	101
1.515%	U.S. EFFR	3/18/2020	2,621,300	70	—	70
1.538%	U.S. EFFR	4/29/2020	1,650,300	581	—	581
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(1,014)	—	(1,014)
1.454%	U.S. EFFR	12/10/2020	604,800	2,524	—	2,524
1.4555%	U.S. EFFR	12/10/2020	511,200	2,139	—	2,139
1.309%	U.S. EFFR	12/16/2020	4,308,200	6,500	—	6,500
1.33075%	U.S. EFFR	12/16/2020	4,132,400	6,460	—	6,460
1.491%	U.S. EFFR	12/16/2020	558,700	2,568	—	2,568
1.487%	U.S. EFFR	12/16/2020	551,300	2,516	—	2,516
1.4995%	U.S. EFFR	12/20/2020	1,120,000	5,351	—	5,351
1.4425%	U.S. EFFR	2/7/2021	1,180,000	6,310	—	6,310
1.426%	U.S. EFFR	2/11/2021	600,000	3,153	—	3,153
1.424%	U.S. EFFR	2/11/2021	600,000	3,141	—	3,141
2.197%	U.S. EFFR	4/15/2021	947,000	14,135	—	14,135
2.19875%	U.S. EFFR	5/7/2021	247,400	3,909	—	3,909
3-month USD-LIBOR	2.312%	5/23/2021	145,000	(2,174)	—	(2,174)
1.605%	U.S. EFFR	6/20/2021	471,073	4,686	—	4,686
1.7775%	3-month USD-LIBOR	6/21/2021	950,100	8,950	—	8,950
1.6325%	U.S. EFFR	7/18/2021	1,091,000	12,249	—	12,249
3-month USD-LIBOR	1.225%	9/22/2021	250,000	(829)	—	(829)
3-month USD-LIBOR	1.466%	10/18/2021	2,042,100	(15,434)	—	(15,434)
1.3475%	U.S. EFFR	10/24/2021	394,100	3,909	—	3,909
1.339%	U.S. EFFR	10/24/2021	264,400	2,585	—	2,585
1.355%	U.S. EFFR	10/24/2021	145,400	1,460	—	1,460
1.305%	U.S. EFFR	10/25/2021	389,100	3,587	—	3,587
1.3065%	U.S. EFFR	10/25/2021	357,000	3,300	—	3,300
1.39%	U.S. EFFR	10/31/2021	495,100	5,321	—	5,321
1.3615%	U.S. EFFR	11/1/2021	247,500	2,558	—	2,558
1.281%	U.S. EFFR	11/4/2021	247,900	2,242	—	2,242
1.411%	U.S. EFFR	11/7/2021	248,500	2,815	—	2,815
1.3925%	U.S. EFFR	11/7/2021	248,500	2,737	—	2,737
1.433%	U.S. EFFR	12/16/2021	620,600	7,809	—	7,809
1.402%	U.S. EFFR	1/14/2022	437,950	5,542	—	5,542
1.403%	U.S. EFFR	1/14/2022	414,050	5,247	—	5,247
1.395%	U.S. EFFR	1/23/2022	159,000	2,025	—	2,025
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	(2,733)	—	(2,733)

U.S. Government Securities Fund — Page 11 of 14

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
3-month USD-LIBOR	2.01215%	2/2/2022	$350,000	$(6,856)	$—	$(6,856)
1.082%	U.S. EFFR	2/26/2022	528,700	3,813	—	3,813
1.074%	U.S. EFFR	2/26/2022	527,000	3,716	—	3,716
3-month USD-LIBOR	1.265%	2/26/2022	527,600	(3,047)	—	(3,047)
3-month USD-LIBOR	1.271%	2/26/2022	528,355	(3,114)	—	(3,114)
1.07625%	U.S. EFFR	2/27/2022	521,695	3,702	—	3,702
1.0405%	U.S. EFFR	2/27/2022	521,690	3,328	—	3,328
3-month USD-LIBOR	1.23%	2/27/2022	521,400	(2,658)	—	(2,658)
3-month USD-LIBOR	1.262%	2/27/2022	521,395	(2,988)	—	(2,988)
1.0465%	U.S. EFFR	2/28/2022	536,915	3,490	—	3,490
3-month USD-LIBOR	1.233%	2/28/2022	537,250	(2,818)	—	(2,818)
0.91%	U.S. EFFR	3/2/2022	103,330	394	—	394
3-month USD-LIBOR	1.1225%	3/2/2022	103,330	(327)	—	(327)
U.S. EFFR	0.58625%	3/3/2022	207,900	(20)	—	(20)
3-month USD-LIBOR	0.878%	3/3/2022	208,000	(166)	—	(166)
2.197%	U.S. EFFR	4/18/2022	187,200	5,835	—	5,835
1.8475%	3-month USD-LIBOR	7/11/2022	140,700	2,953	—	2,953
2.5775%	U.S. EFFR	7/16/2022	694,646	13,756	—	13,756
3-month USD-LIBOR	1.948%	7/28/2022	360,000	(8,562)	—	(8,562)
2.009%	3-month USD-LIBOR	10/4/2022	187,000	5,118	—	5,118
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	2,329	—	2,329
1.2525%	U.S. EFFR	2/14/2023	586,311	9,568	—	9,568
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(2,412)	—	(2,412)
U.S. EFFR	2.4325%	12/21/2023	94,000	(6,284)	—	(6,284)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(3,928)	—	(3,928)
2.21875%	U.S. EFFR	3/14/2024	234,000	14,497	—	14,497
3-month USD-LIBOR	2.21079%	3/27/2024	193,154	(10,054)	—	(10,054)
3-month USD-LIBOR	2.18075%	3/29/2024	29,100	(1,479)	—	(1,479)
3-month USD-LIBOR	2.194%	3/29/2024	29,200	(1,500)	—	(1,500)
3-month USD-LIBOR	2.21875%	3/29/2024	30,700	(1,607)	—	(1,607)
3-month USD-LIBOR	2.221%	4/1/2024	30,000	(1,577)	—	(1,577)
3-month USD-LIBOR	1.7935%	7/12/2024	71,000	(2,640)	—	(2,640)
3-month USD-LIBOR	1.7372%	12/20/2024	424,000	(15,830)	—	(15,830)
3-month USD-LIBOR	1.5965%	1/23/2025	69,000	(2,125)	—	(2,125)
3-month USD-LIBOR	1.183%	2/27/2025	84,000	(926)	—	(926)
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(5,154)	—	(5,154)
1.222%	3-month USD-LIBOR	2/26/2027	247,000	3,663	—	3,663
2.91%	3-month USD-LIBOR	2/1/2028	60,800	5,328	—	5,328
2.908%	3-month USD-LIBOR	2/1/2028	60,700	5,313	—	5,313
2.925%	3-month USD-LIBOR	2/1/2028	48,600	4,294	—	4,294
2.92%	3-month USD-LIBOR	2/2/2028	45,900	4,044	—	4,044
U.S. EFFR	2.4575%	3/29/2028	53,479	(7,028)	—	(7,028)
U.S. EFFR	2.424%	3/30/2028	45,250	(5,828)	—	(5,828)
U.S. EFFR	2.412%	4/5/2028	20,571	(2,633)	—	(2,633)
U.S. EFFR	2.32625%	4/18/2029	60,500	(8,032)	—	(8,032)
3-month USD-LIBOR	1.995%	7/19/2029	45,000	(3,732)	—	(3,732)
U.S. EFFR	1.4869%	10/23/2029	44,200	(2,648)	—	(2,648)
U.S. EFFR	1.485%	10/23/2029	48,400	(2,891)	—	(2,891)
U.S. EFFR	1.446%	10/24/2029	5,400	(303)	—	(303)
U.S. EFFR	1.4495%	10/24/2029	41,500	(2,341)	—	(2,341)

U.S. Government Securities Fund — Page 12 of 14

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
U.S. EFFR	1.453%	10/24/2029	$56,200	$(3,189)	$—	$(3,189)
U.S. EFFR	1.4741%	10/24/2029	56,300	(3,306)	—	(3,306)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(4,040)	—	(4,040)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(4,946)	—	(4,946)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(4,948)	—	(4,948)
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(9,164)	—	(9,164)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(11,860)	—	(11,860)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(12,010)	—	(12,010)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(3,803)	—	(3,803)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(16,735)	—	(16,735)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(4,996)	—	(4,996)
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	(6,658)	—	(6,658)
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	19,446	—	19,446
3-month USD-LIBOR	1.934%	12/12/2049	45,260	(7,439)	—	(7,439)
3-month USD-LIBOR	1.935%	12/17/2049	52,160	(8,585)	—	(8,585)
3-month USD-LIBOR	2.007%	12/19/2049	50,200	(9,191)	—	(9,191)
3-month USD-LIBOR	2.045%	12/27/2049	46,800	(9,025)	—	(9,025)
3-month USD-LIBOR	2.0375%	1/6/2050	81,400	(15,541)	—	(15,541)
3-month USD-LIBOR	1.961%	1/9/2050	43,600	(7,470)	—	(7,470)
1.70%	3-month USD-LIBOR	2/18/2050	171,000	17,878	—	17,878
3-month USD-LIBOR	1.678%	2/21/2050	38,940	(3,851)	—	(3,851)
					$—	$(21,210)

1	Amount less than one thousand.
2	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
3	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $107,927,000, which represented .62% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Purchased on a TBA basis.
7	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $104,386,000, which represented .60% of the net assets of the fund.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

U.S. Government Securities Fund — Page 13 of 14

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-022-0420O-S73150	U.S. Government Securities Fund — Page 14 of 14

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2020